SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF GEOGRAPHICAL INFORMATION

On a consolidated basis, the Company operates geographically in Singapore, China (collectively “Asia”), the United States and Canada. Geographical information is as follows:

	2022
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$664,658	$133,501	$8,770,035	$9,568,194
Property and equipment	4,496,734	573,773	-	5,070,507
Patents and licenses	-	510,705	-	510,705
Right of use asset	55,775	185,272	-	241,047

Total Assets	$5,217,167	$1,403,251	$8,770,035	$15,390,453

Year Ended December 31,	Asia	US	Canada	Consolidated
Revenue	$552,748	$-	$-	$552,748

Selling, marketing and administration	(2,121,596)	(5,885,970)	(1,508,705)	(9,516,271)
Research and development	(6,344,016)	(4,205,177)	(197,550)	(10,746,743)
Gain on contribution of intellectual property to joint venture	1,746,987	-	-	1,746,987
Interest expense	(17,701)	(32,037)	-	(49,738)
Other income, including interest	-	-	188,320	188,320
Share of loss in joint venture	(3,211,993)	-	-	(3,211,993)

Net loss	$(9,395,571)	$(10,123,184)	$(1,517,935)	$(21,036,690)

	2021
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$537,647	$291,772	$20,959,707	$21,789,126
Investment in joint venture	1,445,251	-	-	1,445,251
Property and equipment	2,787,273	276,961	-	3,064,234
Patents and licenses	-	528,476	-	528,476
Right of use asset	150,134	176,756	-	326,890

Total Assets	$4,920,305	$1,273,965	$20,959,707	$27,153,977

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

17.	SEGMENT INFORMATION (Continued)

The Year Ended December 31,	Asia	US	Canada	Consolidated
Revenue	$209,100	$-	$-	$209,100

Selling, marketing and administration	(1,563,829)	(5,460,917)	(2,030,784)	(9,055,530)
Research and development	(4,849,553)	(2,679,452)	(636,123)	(8,165,128)

Gain on contribution of intellectual property to joint venture	2,587,500	-	-	2,587,500
Interest expense	(35,043)	(32,632)	(296,944)	(364,619)
Forgiveness of Covid-19 government support loans	-	186,747	-	186,747
Other income, including interest	-	-	75,084	75,084
Share of loss in joint venture	(1,142,249)	-	-	(1,142,249)

Net loss	$(4,794,074)	$(7,986,254)	$(2,888,767)	$(15,669,095)

	2020
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$304,450	$69,874	$7,117,287	$7,491,611
Property and equipment	2,982,496	203,258	-	3,185,754
Patents and licenses	-	438,677	-	438,677
Right of use asset	289,542	231,144	-	520,686

Total Assets	$3,576,488	$942,953	$7,117,287	$11,636,728

The Year Ended December 31,	Asia	US	Canada	Consolidated
Selling, marketing and administration	$(1,182,054)	$(5,495,161)	$(1,460,783)	$(8,137,998)
Research and development	(3,269,873)	(1,447,729)	(1,916,715)	(6,634,317)
Impairment of long lived assets	-	-	-	-
Interest expense	(20,181)	(24,474)	(893,248)	(937,903)
Credit loss on receivable from the sale of discontinued operation	-	-	(2,500,000)	(2,500,000)
Other income, including interest	-	-	41,148	41,148

Net loss	$(4,472,108)	$(6,967,364)	$(6,729,598)	$(18,169,070)